Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Movements in Warrant Liabilities
Movements in the warrant liabilities for the year ended December 31, 2024 are summarized as follows:

	Public Warrants		Private Placement Warrants		Total
	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)
As at January 1, 2023	13,799,948	1,296	—	—	13,799,948	1,296
Warrants assumed on Transaction date
Change in fair value of warrant liabilities	—	6,273	—	—	—	6,273
Warrants exercised	(13,799,948)	(7,569)	—	—	(13,799,948)	(7,569)
As at December 31 , 2023	—	—	—	—	—	—
Change in fair value of warrant liabilities	—	—	—	—	—	—
Warrants exercised	—	—	—	—	—	—
As at December 31 , 2024	—	—	—	—	—	—